SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2012
SHAREHOLDERS' EQUITY
Schedule of maximum number of common shares that would be outstanding if all instruments outstanding were exercised

Common shares outstanding at June 30, 2012	171,169,405
Employees' stock options	11,592,401
Warrants	8,600,000
Restricted share unit plan	273,980

191,635,786

Schedule of reconciliation for weighted average number of common shares in calculation of basic and diluted income per share

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Net income for the period	$43,272	$68,825	$121,820	$114,089

Weighted average number of common shares outstanding — basic (in thousands)	170,985	169,029	170,937	168,949
Add: Dilutive impact of employee stock options	—	1,087	—	1,087
Dilutive impact of warrants	—	2,266	—	2,530
Dilutive impact of shares related to RSU plan	294	66	211	66

Weighted average number of common shares outstanding — diluted (in thousands)	171,279	172,448	171,148	172,632

Net income per share — basic	$0.25	$0.41	$0.71	$0.68

Net income per share — diluted	$0.25	$0.40	$0.71	$0.66